Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	March 31,	December 31,
	2025	2024
Computer equipment	$12,740	$12,740
Office furniture	38,994	36,163
Manufacturing equipment	657,143	659,974
Vehicles	61,360	61,360
Building improvements	3,092	3,092
	773,329	773,329
Less: accumulated depreciation	(312,565)	(289,451)
	$460,764	$483,878

Property and equipment consisted of the following:

	December 31,
	2024	2023

Computer equipment	$12,740	$10,636
Office furniture	36,163	36,412
Manufacturing equipment	659,974	647,875
Vehicles	61,360	456,360
Building improvements	3,092	—
	773,329	1,151,283
Less: accumulated depreciation	(289,451)	(238,186)
	$483,878	$913,097